CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨) ₨ / shares		Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 INR (₨) ₨ / shares		Mar. 31, 2024 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues		₨ 335,933	[1]	$ 3,580	₨ 325,535	[1]	₨ 279,164	[1]
Cost of revenues		158,669		1,691	135,107		115,557
Gross profit		177,264		1,889	190,428		163,607
Selling, general and administrative expenses		106,763		1,137	93,870		77,201
Research and development expenses		24,058		256	27,380		22,873
Impairment of non-current assets, net		3,519		38	1,693		3
Other income, net		(7,627)		(81)	(4,358)		(4,199)
Total operating expenses		126,713		1,350	118,585		95,878
Results from operating activities (A)		50,551		539	71,843		67,729
Finance income		7,870		84	7,553		5,705
Finance expense		(3,738)		(40)	(2,829)		(1,711)
Finance income, net (B)		4,132		44	4,724		3,994
Share of profit of equity accounted investees, net of tax (C)		134		1	217		147
Profit before tax [(A)+(B)+(C)]		54,817		584	76,784		71,870
Tax expense, net		12,351		132	19,539		16,186
Profit for the year		42,466		452	57,245		55,684
Attributable to:
Equity holders of the parent company		42,850		456	56,544		55,684
Non-controlling interests		₨ (384)		$ (4)	₨ 701		₨ 0
Earnings per share attributable to equity holders of the parent company
Basic earnings per share of Rs.1/- each | (per share)	[2]	₨ 51.48		$ 0.55	₨ 67.88		₨ 66.93	[3]
Diluted earnings per share of Rs.1/- each | (per share)	[2]	₨ 51.42		$ 0.55	₨ 67.78		₨ 66.8

[1]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)
[2]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 19 of these consolidated financial statements for further details regarding such stock split.
[3]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 20 of these consolidated financial statements for further details regarding such stock split.